NET INCOME (LOSS) PER SHARE (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net Income (Loss) (Numerator)
Basic net income (loss) attributable to UBIC, Inc. shareholders (in Japanese yen/dollars)	¥ 218,453	¥ (448,350)	¥ 596,021
Diluted net income (loss) attributable to UBIC, Inc. shareholders (in Japanese yen/dollars)	¥ 218,453	¥ (448,350)	¥ 596,021
Weighted-Average Common Shares Outstanding (Denominator)
Basic net income (loss) attributable to UBIC, Inc. shareholders (in shares)	34,956,728	34,058,003	31,584,220
Stock options (in shares)	842,025		596,990
Convertible notes (in shares)			346,570
Diluted net income (loss) attributable to UBIC, Inc. shareholders (in shares)	35,798,753	34,058,003	32,527,780
Per Share Amount
Basic net income (loss) attributable to UBIC, Inc. shareholders (in Japanese yen/dollars per share)	¥ 6.3	¥ (13.2)	¥ 18.9
Diluted net income (loss) attributable to UBIC, Inc. shareholders (in Japanese yen/dollars per share)	¥ 6.1	¥ (13.2)	¥ 18.3